Document and Entity Information	12 Months Ended
Dec. 31, 2017
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Trading Symbol	CVON
Entity Registrant Name	ConvergeOne Holdings, Inc.
Entity Central Index Key	0001697152
Entity Filer Category	Non-accelerated Filer